UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019


Form 13F File Number: 28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

    /s/ Brian F. Nichols          New York, New York        November 14, 2012
    --------------------          ------------------        -----------------
        [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -----------

Form 13F Information Table Entry Total:            23
                                               -----------

Form 13F Information Table Value Total:         $293,291
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

             Column 1             Column 2      Column 3  Column 4       Column 5      Column 6  Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                  TITLE OF                  VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER           CLASS          CUSIP   (X$1000)   PRN AMT PRN CALL DISCRETION MANAGER    SOLE     SHARED   NONE
AMAZON COM INC                       COM        023135106  12,563    49,400  SH       SOLE                  49,400
APACHE CORP                          COM        037411105  11,155   129,000  SH       SOLE                 129,000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109  10,044   263,700  SH       SOLE                 263,700
CITIGROUP INC                      COM NEW      172967424   8,452   258,300  SH       SOLE                 258,300
DEERE & CO                           COM        244199105  13,249   160,650  SH       SOLE                 160,650
DEUTSCHE BANK AG                  NAMEN AKT     D18190898   7,008   176,200  SH       SOLE                 175,200
ISHARES TR                      MSCI EMERG MKT  464287234  11,546   279,400  SH       SOLE                 279,400
ISHARES TR                       RUSSELL 2000   464287655  25,032   300,000  SH       SOLE                 300,000
JPMORGAN CHASE & CO                  COM        46625H100   8,679   214,400  SH       SOLE                 214,400
KKR & CO L P DEL                  COM UNITS     48248M102  13,028   862,200  SH       SOLE                 862,200
LIBERTY MEDIA CORPORATION       LIB CAP COM A   530322106  12,250   117,700  SH       SOLE                 117,700
MACYS INC                            COM        55616P104   9,463   251,550  SH       SOLE                 251,550
MICROSOFT CORP                       COM        594918104   5,654   190,000  SH       SOLE                 190,000
OCCIDENTAL PETE CORP DEL             COM        674599105   9,501   110,400  SH       SOLE                 110,400
ORACLE CORP                          COM        68389X105   6,670   212,000  SH       SOLE                 212,000
RACKSPACE HOSTING INC                COM        750086100  11,632   176,000  SH       SOLE                 176,000
ROYAL BK SCOTLAND GROUP PLC    SPONS ADR 20 ORD 780097689   7,084   851,400  SH       SOLE                 851,400
SPDR S&P 500 ETF TR                TR UNIT      78462F103  40,873   283,900  SH       SOLE                 283,900
SPDR INDEX SHS FDS              S&P CHINA ETF   78463X400   7,872   120,900  SH       SOLE                 120,900
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP  78467Y107  28,517   158,500  SH       SOLE                 158,500
STARBUCKS CORP                       COM        855244109   7,201   142,000  SH       SOLE                 142,000
VISTEON CORP                       COM NEW      92839U206  10,146   228,200  SH       SOLE                 228,200
VMWARE INC                         CL A COM     928563402  15,672   162,000  SH       SOLE                 162,000